Taxes - Summary of Reconciliation of Effective and Applicable Income Tax Expenses (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2024
Income Tax [Member]
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Applicable tax rate	30.00%